Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document And Entity Information
Entity Registrant Name	NEPHROS INC
Entity Central Index Key	0001196298
Document Type	POS AM
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Sep. 30, 2015
Trading Symbol	NEPH